Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.23%
Argentina–0.26%
Reservas de Maternidad - Swiss Medical(a)(b)	1,029,617,880	$24,031,281
Canada–0.62%
Canadian Pacific Kansas City Ltd.	690,863	56,851,116
China–4.38%
JD.com, Inc., ADR	6,617,603	273,373,180
Meituan, B Shares(c)(d)	3,339,110	63,526,765
Tencent Holdings Ltd.	1,184,300	54,356,842
Yum China Holdings, Inc.	136,174	8,309,337
		399,566,124
Denmark–3.30%
Novo Nordisk A/S, Class B	1,863,177	300,514,639
France–13.19%
Airbus SE	2,772,425	408,447,669
Dassault Systemes SE	905,372	38,751,538
EssilorLuxottica S.A.	354,298	71,248,101
Kering S.A.	339,504	195,145,051
LVMH Moet Hennessy Louis Vuitton SE	508,290	474,527,525
Pernod Ricard S.A.	63,814	14,055,956
		1,202,175,840
Germany–2.48%
Allianz SE	114,092	27,265,678
SAP SE	1,456,621	199,223,324
		226,489,002
India–5.93%
DLF Ltd.	58,742,141	370,421,755
HDFC Bank Ltd.	2,203,518	44,263,012
ICICI Bank Ltd., ADR	5,123,960	125,895,697
		540,580,464
Israel–0.95%
Nice Ltd., ADR(d)	396,798	86,442,444
Italy–0.73%
Brunello Cucinelli S.p.A.	785,010	66,439,108
Japan–5.88%
Hoya Corp.	350,800	40,684,612
Keyence Corp.	605,812	271,961,321
Murata Manufacturing Co. Ltd.	1,691,112	99,901,738
Omron Corp.	360,200	19,349,608
TDK Corp.	2,712,200	103,797,652
		535,694,931
Netherlands–1.39%
ASML Holding N.V.	164,991	118,115,432
Universal Music Group N.V.	350,845	9,069,231
		127,184,663
Spain–1.38%
Amadeus IT Group S.A.	1,754,765	125,946,044
Shares		Value
Sweden–4.16%
Assa Abloy AB, Class B	6,329,936	$152,007,042
Atlas Copco AB, Class A	15,940,681	227,001,676
		379,008,718
Switzerland–0.84%
Lonza Group AG	131,982	76,602,710
United States–54.74%
Adobe, Inc.(d)	654,254	357,333,907
Agilent Technologies, Inc.	544,901	66,352,595
Alphabet, Inc., Class A(d)	7,826,028	1,038,670,436
Amazon.com, Inc.(d)	745,089	99,603,498
Analog Devices, Inc.	2,250,142	448,970,833
Avantor, Inc.(d)	1,676,808	34,491,941
Boston Scientific Corp.(d)	563,974	29,242,052
Charles River Laboratories International, Inc.(d)	137,873	28,889,908
Charter Communications, Inc., Class A(d)	107,551	43,578,590
Danaher Corp.	179,342	45,742,971
Datadog, Inc., Class A(d)	218,299	25,479,859
Ecolab, Inc.	172,425	31,577,914
Equifax, Inc.	703,925	143,657,014
Fidelity National Information Services, Inc.	428,431	25,868,664
IDEXX Laboratories, Inc.(d)	73,137	40,571,288
Illumina, Inc.(d)	302,532	58,131,524
Intuit, Inc.	700,381	358,384,958
Intuitive Surgical, Inc.(d)	266,928	86,591,443
IQVIA Holdings, Inc.(d)	408,648	91,439,076
Lam Research Corp.	28,407	20,410,145
Marriott International, Inc., Class A	345,744	69,774,597
Marvell Technology, Inc.	2,454,167	159,839,897
Meta Platforms, Inc., Class A(d)	2,019,812	643,512,103
Microsoft Corp.	496,687	166,847,097
NVIDIA Corp.	259,037	121,045,400
Phathom Pharmaceuticals, Inc.(d)(e)	1,760,417	26,775,943
S&P Global, Inc.	982,726	387,695,234
Splunk, Inc.(d)	382,121	41,395,168
United Parcel Service, Inc., Class B	569,494	106,569,412
Visa, Inc., Class A(e)	806,203	191,658,639
		4,990,102,106
Total Common Stocks & Other Equity Interests (Cost $3,691,279,326)		9,137,629,190
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(a)(f)	119	119

See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.18%(a)(f)	136	$136
Total Money Market Funds (Cost $255)		255
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.23% (Cost $3,691,279,581)		9,137,629,445
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.46%
Invesco Private Government Fund, 5.24%(a)(f)(g)	11,636,176	11,636,176
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.38%(a)(f)(g)	29,921,597	$29,921,597
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,557,826)		41,557,773
TOTAL INVESTMENTS IN SECURITIES—100.69% (Cost $3,732,837,407)		9,179,187,218
OTHER ASSETS LESS LIABILITIES–(0.69)%		(62,954,261)
NET ASSETS–100.00%		$9,116,232,957
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$75,835,422	$(75,835,303)	$-	$-	$119	$30,266
Invesco Liquid Assets Portfolio, Institutional Class	-	54,168,154	(54,166,252)	-	(1,902)	-	25,612
Invesco Treasury Portfolio, Institutional Class	-	86,669,054	(86,668,918)	-	-	136	34,451
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	71,647,824	(60,011,648)	-	-	11,636,176	295,606*
Invesco Private Prime Fund	-	174,943,658	(145,016,713)	(53)	(5,295)	29,921,597	794,467*
Investments in Other Affiliates:
Reservas de Maternidad - Swiss Medical	38,284,282	-	-	(14,253,001)	-	24,031,281	-
Total	$38,284,282	$463,264,112	$(421,698,834)	$(14,253,054)	$(7,197)	$65,589,309	$1,180,402

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	All or a portion of this security was out on loan at July 31, 2023.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$24,031,281	$24,031,281
Canada	56,851,116	—	—	56,851,116
China	281,682,517	117,883,607	—	399,566,124
Denmark	—	300,514,639	—	300,514,639
France	—	1,202,175,840	—	1,202,175,840
Germany	—	226,489,002	—	226,489,002
India	125,895,697	414,684,767	—	540,580,464
Israel	86,442,444	—	—	86,442,444
Italy	—	66,439,108	—	66,439,108
Japan	—	535,694,931	—	535,694,931
Netherlands	—	127,184,663	—	127,184,663
Spain	—	125,946,044	—	125,946,044
Sweden	—	379,008,718	—	379,008,718
Switzerland	—	76,602,710	—	76,602,710
United States	4,990,102,106	—	—	4,990,102,106
Money Market Funds	255	41,557,773	—	41,558,028
Total Investments	$5,540,974,135	$3,614,181,802	$24,031,281	$9,179,187,218
Invesco Global Fund